DERIVATIVE LIABILITY (Details) - Warrants [Member]	12 Months Ended
Aug. 31, 2021 $ / shares shares
Number of warrants/rights, Outstanding, August 31, 2020 | shares	27,532
Number of warrants/rights, Cancelled | shares	(27,532)
Weighted Average Exercise Price Per Share, Outstanding, August 31, 2020	$ 50.82
Weighted Average Exercise Price Per Share, Granted	0
Weighted Average Exercise Price Per Share, Exercised	0
Weighted Average Exercise Price Per Share, Forfeited	0
Weighted Average Exercise Price Per Share, Cancelled	(50.82)
Weighted Average Exercise Price Per Share, Outstanding, August 31, 2021	$ 0